Retirement benefits - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Return on plan assets excluding interest income or expense, before tax, defined benefit plans		$ 40	$ 78
Net defined benefit liability		$ 101	$ 120
Weighted average duration of defined benefit obligation		18 years	18 years
Post-employment benefit expense, defined contribution plans		$ 35	$ 35
Forecast
Disclosure of defined benefit plans [line items]
Employer contributions	$ 10
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Employer contributions		43	32
Net defined benefit liability		78	89
Net defined benefit (liability) asset		$ 17	$ 6